AMERICAN SKANDIA
                                                             ADVISOR FUNDS, Inc.
                                                             One Corporate Drive
                                                      Shelton, Connecticut 06484
                                                         TELEPHONE (203)926-1888
                                                        FACSIMILE (203) 925-6932


                                                                   March 5, 1999


VIA EDGAR SUBMISSION

Filing Desk
Securities & Exchange Commission
450 Fifth Street
Judiciary Plaza
Washington, D.C. 20549

Re: Certification Filing on behalf of American Skandia Advisor Funds, Inc. Pursuant to Rule 497(j)
        Registration No. 333-23017
        Investment Company Act No. 811-08085
        CIK # 1035018

Dear Sir/Madam:

         We hereby certify, pursuant to paragraph (j) of Rule 497, that: (1) the form of Prospectus and Statement of Additional Information of American Skandia Advisor Funds, Inc. ("ASAF") that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the ASAF registration statement (Post-Effective Amendment No. 6); and (2) the text of Post-Effective Amendment No. 6 to the ASAF Registration Statement was filed electronically with the Securities and Exchange Commission on February 26, 1999.

     If you have any questions, please do not hesitate to contact me at (203) 944-5478. Thank you for your attention.

                                   Sincerely,


                                   /s/Eric C. Freed
                                   Eric C. Freed
                                   Secretary


cc:  Mary A. Cole, Esq.
     Robert K. Fulton, Esq.